Income Taxes	6 Months Ended
Jun. 30, 2026
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Income Taxes
22.	Income Taxes
A summary of the Company’s income tax expense (recovery) is as follows:
Income Tax Expense (Recovery) in Net Earnings

	Three Months Ended June 30		Six Months Ended June 30

(in thousands)	2026	2025	2026	2025
Current income tax expense (recovery)	$(3,273)	$28	$(11,581)	$72
Global minimum income tax expense	90,156	49,634	186,599	94,700

Total current income tax expense	$86,883	$49,662	$175,018	$94,772

Total deferred income tax expense (recovery)	14,913	(3,928)	35,858	(6,259)

Total income tax expense recognized in net earnings	$101,796	$45,734	$210,876	$88,513

Effective tax rate	16%	14%	16%	14%